OTHER COMPREHENSIVE INCOME (LOSS) (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of analysis of other comprehensive income by item [abstract]
Income tax relating to hedges of net investments in foreign operations included in other comprehensive income	$ (1)	$ (9)	$ 0	$ (5)
Income tax relating to cash flow hedges included in other comprehensive income	(2)	(11)	(5)	(12)
Income tag relating to share of unrealized gains (losses) on available for sale securities	$ (1)	$ 0	$ 0	$ 2